Leases (Tables)	6 Months Ended
Jun. 30, 2025
Leases [Abstract]
Schedule of Lease Expenses and Other Information Related to the New Operating Leases

The Company’s lease expenses were as follows:

	Six months ended
	June 30,
	2025	2024
Lease expense	$123,422	$45,736

Other information related to the new operating leases as follows:

	Six months ended
	June 30,
	2025	2024
Weighted-average remaining lease term — operating leases (years)	1.71	2.71
Weighted-average discount rate — operating leases (%)	11.54	11.54

Schedule of Undiscounted Maturities of Operating Lease Payments

Undiscounted maturities of operating lease payments are summarized as follows:

June 30, 2025
2025	$104,007
2026	$191,712
2027	$37,278
Total undiscounted cash flows	$332,997
Imputed interest	$27,157
Operating lease liabilities	$360,154